TAXES - (Loss) income before income taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
TAXES
(Loss) income before income taxes, total	$ (10,799,996)	$ 4,856,406
Cayman Islands
TAXES
(Loss) income before income taxes, foreign	(4,915,703)
United States
TAXES
(Loss) income before income taxes, foreign	(257,605)
Hong Kong
TAXES
(Loss) income before income taxes, foreign	273,663	(175,998)
PRC
TAXES
(Loss) income before income taxes, domestic	$ (5,900,351)	$ 5,032,404